Shareholders’ Equity (Details) - Schedule of fair value of the options	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Bottom of Range [Member]
Shareholders’ Equity (Details) - Schedule of fair value of the options [Line Items]
Expected volatility of the share prices	65.00%	74.00%	74.00%
Risk-free interest rate	1.30%	0.60%	0.60%
Top of Range [Member]
Shareholders’ Equity (Details) - Schedule of fair value of the options [Line Items]
Expected volatility of the share prices	66.00%	84.00%	79.00%
Risk-free interest rate	1.60%	1.38%	1.38%